Particulars of Employees (including Directors) (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2023 GBP (£) employee	Jun. 30, 2022 GBP (£) employee	Jun. 30, 2021 GBP (£) employee
Average number of staff employed by the group during the year (including directors):
Number of operational staff | employee	10,872	9,492	6,943
Number of administrative staff | employee	1,081	927	744
Number of management staff | employee	8	7	8
Total | employee	11,961	10,426	7,695
Aggregate payroll costs of the above were:
Wages and salaries	£ 481,399	£ 363,879	£ 252,553
Social security contributions	32,844	23,970	15,810
Pension contributions - defined contribution plan	12,034	9,353	4,944
Share-based compensation expense	31,058	35,005	24,427
Total	£ 557,335	£ 432,207	£ 297,734